Quarterly Holdings Report
for
Fidelity Advisor® Equity Income Fund
February 28, 2022
EPI-NPRT1-0422
1.797924.118
Common Stocks - 97.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 4.0%
Deutsche Telekom AG	770,500	13,811
Verizon Communications, Inc.	992,790	53,283
		67,094
Entertainment - 1.1%
Activision Blizzard, Inc.	156,700	12,771
The Walt Disney Co. (a)	38,300	5,686
		18,457
Media - 3.2%
Cogeco Communications, Inc.	112,300	8,966
Comcast Corp. Class A	465,000	21,743
Omnicom Group, Inc.	285,100	23,917
		54,626
TOTAL COMMUNICATION SERVICES		140,177
CONSUMER DISCRETIONARY - 5.3%
Household Durables - 1.4%
Leggett & Platt, Inc. (b)	123,000	4,561
Whirlpool Corp. (b)	92,200	18,557
		23,118
Internet & Direct Marketing Retail - 1.0%
eBay, Inc.	308,300	16,830
Multiline Retail - 0.4%
Kohl's Corp.	106,500	5,924
Nordstrom, Inc. (a)	71,000	1,473
		7,397
Specialty Retail - 2.0%
Best Buy Co., Inc.	59,000	5,702
Camping World Holdings, Inc. (b)	143,600	4,410
Lowe's Companies, Inc.	31,600	6,985
Ross Stores, Inc.	92,700	8,472
Williams-Sonoma, Inc. (b)	56,900	8,243
		33,812
Textiles, Apparel & Luxury Goods - 0.5%
Kontoor Brands, Inc.	14,136	700
Tapestry, Inc.	199,500	8,160
		8,860
TOTAL CONSUMER DISCRETIONARY		90,017
CONSUMER STAPLES - 10.2%
Beverages - 2.6%
Anheuser-Busch InBev SA NV ADR (b)	180,400	11,154
Keurig Dr. Pepper, Inc.	236,000	9,126
The Coca-Cola Co.	368,400	22,929
		43,209
Household Products - 2.1%
Kimberly-Clark Corp.	56,600	7,366
Procter & Gamble Co.	105,000	16,368
Reynolds Consumer Products, Inc.	414,300	12,334
		36,068
Personal Products - 2.9%
Unilever PLC sponsored ADR	971,800	48,852
Tobacco - 2.6%
Altria Group, Inc.	278,100	14,264
Philip Morris International, Inc.	301,600	30,483
		44,747
TOTAL CONSUMER STAPLES		172,876
ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Enterprise Products Partners LP	949,000	23,175
Exxon Mobil Corp.	118,500	9,293
Parkland Corp.	382,100	9,999
Shell PLC ADR	411,300	21,548
		64,015
FINANCIALS - 15.4%
Banks - 6.6%
Citigroup, Inc.	276,900	16,401
Huntington Bancshares, Inc.	677,200	10,510
M&T Bank Corp.	135,000	24,601
PNC Financial Services Group, Inc.	117,800	23,472
Wells Fargo & Co.	675,050	36,027
		111,011
Capital Markets - 2.7%
Bank of New York Mellon Corp.	219,400	11,661
Lazard Ltd. Class A	192,100	6,643
State Street Corp.	328,299	28,014
		46,318
Insurance - 6.1%
Assurant, Inc.	74,100	12,576
AXA SA	478,900	12,958
Chubb Ltd.	84,084	17,123
Fairfax Financial Holdings Ltd. (sub. vtg.)	21,300	10,326
First American Financial Corp.	195,600	13,113
Old Republic International Corp.	439,700	11,586
The Travelers Companies, Inc.	150,200	25,809
		103,491
TOTAL FINANCIALS		260,820
HEALTH CARE - 17.2%
Biotechnology - 0.4%
AbbVie, Inc.	49,700	7,344
Health Care Providers & Services - 5.8%
AmerisourceBergen Corp.	153,600	21,893
Anthem, Inc.	30,200	13,646
Cigna Corp.	97,300	23,136
CVS Health Corp.	101,836	10,555
McKesson Corp.	61,900	17,020
UnitedHealth Group, Inc.	25,000	11,897
		98,147
Pharmaceuticals - 11.0%
Bristol-Myers Squibb Co.	833,000	57,199
Johnson & Johnson	257,618	42,396
Merck & Co., Inc.	413,300	31,651
Organon & Co.	281,030	10,491
Royalty Pharma PLC	255,000	10,011
Sanofi SA sponsored ADR	643,200	33,736
		185,484
TOTAL HEALTH CARE		290,975
INDUSTRIALS - 11.5%
Aerospace & Defense - 3.6%
General Dynamics Corp.	100,200	23,492
Lockheed Martin Corp.	23,100	10,021
Raytheon Technologies Corp.	273,907	28,130
		61,643
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	48,100	4,650
United Parcel Service, Inc. Class B	38,600	8,122
		12,772
Building Products - 1.0%
Owens Corning	190,100	17,715
Electrical Equipment - 0.6%
Regal Rexnord Corp.	63,200	10,134
Industrial Conglomerates - 2.1%
3M Co.	91,800	13,646
General Electric Co.	85,794	8,194
Hitachi Ltd.	286,100	14,060
		35,900
Machinery - 1.9%
Allison Transmission Holdings, Inc.	475,900	19,007
Stanley Black & Decker, Inc.	85,100	13,846
		32,853
Professional Services - 1.5%
Booz Allen Hamilton Holding Corp. Class A	57,700	4,656
Manpower, Inc.	85,700	9,108
Science Applications International Corp.	123,700	10,847
		24,611
TOTAL INDUSTRIALS		195,628
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 1.7%
Cisco Systems, Inc.	515,153	28,730
IT Services - 7.3%
Amdocs Ltd.	517,822	40,753
Capgemini SA	35,700	7,473
Fidelity National Information Services, Inc.	269,900	25,703
Fiserv, Inc. (a)	44,400	4,337
Genpact Ltd.	221,000	9,247
Global Payments, Inc.	117,900	15,726
IBM Corp.	89,000	10,903
Maximus, Inc.	118,800	9,369
		123,511
Semiconductors & Semiconductor Equipment - 1.0%
Microchip Technology, Inc.	248,700	17,491
Software - 2.1%
Micro Focus International PLC	520,300	2,704
Open Text Corp.	462,300	20,119
SS&C Technologies Holdings, Inc.	166,400	12,475
		35,298
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co. Ltd.	273,980	16,510
TOTAL INFORMATION TECHNOLOGY		221,540
MATERIALS - 3.5%
Chemicals - 2.4%
Celanese Corp. Class A	60,600	8,440
CF Industries Holdings, Inc.	201,500	16,360
DuPont de Nemours, Inc.	103,666	8,021
LyondellBasell Industries NV Class A	75,800	7,370
		40,191
Metals & Mining - 1.1%
Newmont Corp.	296,500	19,628
TOTAL MATERIALS		59,819
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
American Tower Corp.	18,500	4,197
Corporate Office Properties Trust (SBI)	425,400	11,150
Douglas Emmett, Inc.	153,000	4,850
Highwoods Properties, Inc. (SBI)	326,400	14,231
National Retail Properties, Inc.	254,800	10,857
		45,285
UTILITIES - 6.1%
Electric Utilities - 4.1%
Constellation Energy Corp.	141,399	6,502
Duke Energy Corp.	157,500	15,815
Edison International	302,864	19,208
Exelon Corp.	228,300	9,716
FirstEnergy Corp.	217,100	9,086
PPL Corp.	363,600	9,515
		69,842
Independent Power and Renewable Electricity Producers - 1.1%
The AES Corp.	296,300	6,290
Vistra Corp.	505,500	11,536
		17,826
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	322,300	8,815
Sempra Energy	49,900	7,197
		16,012
TOTAL UTILITIES		103,680
TOTAL COMMON STOCKS (Cost $1,385,751)		1,644,832

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e) (Cost $5,783)	4,524,530	1,620

Money Market Funds - 3.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.07% (f)	43,628,969	43,638
Fidelity Securities Lending Cash Central Fund 0.07% (f)(g)	18,712,810	18,715
TOTAL MONEY MARKET FUNDS (Cost $62,353)		62,353

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $1,453,887)	1,708,805
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(15,168)
NET ASSETS - 100.0%	1,693,637

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,620,000 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	5,783

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	35,910	82,680	74,952	7	-	-	43,638	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	11,224	35,652	28,161	7	-	-	18,715	0.0%
Total	47,134	118,332	103,113	14	-	-	62,353

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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